CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net income	$ 4,448	$ 5,625	$ 5,118
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,892	1,817	1,729
Pension income and funding	(385)	(418)	(387)
Loss on assets held for sale	78	0	0
Gain on disposal of property	0	(129)	0
Deferred income taxes	325	(288)	404
Changes in operating assets and liabilities:
Accounts receivable	205	71	(290)
Material and supplies	(6)	(18)	(82)
Accounts payable and other	(107)	(191)	(9)
Other current assets	0	85	(30)
Other operating activities, net	249	411	214
Net cash provided by operating activities	6,699	6,965	6,667
Investing activities
Property additions	(3,549)	(3,187)	(2,750)
Business acquisitions and combinations	0	(390)	0
Proceeds from assets held for sale	0	0	273
Proceeds from disposal of property	0	129	0
Other investing activities, net	(58)	(20)	(33)
Net cash used in investing activities	(3,607)	(3,468)	(2,510)
Financing activities
Issuance of debt	3,483	2,554	1,899
Repayment of debt	(1,038)	(250)	(383)
Change in commercial paper, net	(1,381)	908	563
Settlement of foreign exchange forward contracts on debt	120	38	79
Issuance of common shares for stock options exercised	41	49	61
Withholding taxes remitted on the net settlement of equity settled awards	(52)	(51)	(44)
Repurchase of common shares	(2,600)	(4,551)	(4,709)
Purchase of common shares for settlement of equity settled awards	(5)	(4)	(24)
Purchase of common shares by Share Trusts	(50)	(28)	(105)
Dividends paid	(2,138)	(2,071)	(2,004)
Net cash used in financing activities	(3,620)	(3,406)	(4,667)
Effect of foreign exchange fluctuations on cash, cash equivalents, restricted cash, and restricted cash equivalents	5	(1)	3
Net increase (decrease) in cash, cash equivalents, restricted cash, and restricted cash equivalents	(523)	90	(507)
Cash, cash equivalents, restricted cash, and restricted cash equivalents, beginning of year	924	834	1,341
Cash, cash equivalents, restricted cash, and restricted cash equivalents, end of year	401	924	834
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents, end of year	389	475	328
Restricted cash and cash equivalents, end of year	12	449	506
Cash, cash equivalents, restricted cash, and restricted cash equivalents, end of year	401	924	834
Supplemental cash flow information
Interest paid	(926)	(776)	(542)
Income taxes paid	$ (1,221)	$ (1,197)	$ (1,288)